Finance income and finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income and finance costs
Foreign exchange gain	$ 3,229	$ 1,336	$ 10,496
Interest and similar income	2,304	1,738	388
Interest income from financial assets at fair value through OCI	1,212	2,788	4,064
Fair value gain on financial assets at fair value through profit or loss	0	237	0
Other income	574	90	305
Finance income	7,319	6,189	15,253
Foreign exchange loss	16,252	11,804	7,492
Interest and similar expense	2,905	2,168	1,718
Fair value loss on financial assets at fair value through profit and loss	16,163	13,601	7,167
Loss recognized on disposal of debt instruments held at fair value through OCI (Note 13)	3,427	3,908	2,290
Other charges	126	0	951
Finance costs	38,873	31,481	19,618
Transaction costs	$ 1,374	$ 1,080	$ 0